Segment Information	12 Months Ended
Dec. 31, 2014
Segment Information

16. SEGMENT INFORMATION

The Company designs, develops and markets high performance, low-power semiconductor products for the multimedia consumer electronics market. The Company currently operates as one reportable segment. The chief operating decision maker is the Chief Executive Officer.

The Company groups its products into three categories, based on the markets and products in which its ICs may be used. The following summarizes the Company’s revenue by product category:

	Year Ended December 31
	2012	2013	2014
	US$	US$	US$
Mobile Storage	202,093	185,488	241,614
Mobile Communications	67,564	31,022	40,034
Other products	11,713	8,798	7,675

	281,370	225,308	289,323

Revenue is attributed to a geographic area based on the bill-to location. The following summarizes the Company’s revenue by geographic area:

	Year Ended December 31
	2012	2013	2014
	US$	US$	US$
Taiwan	74,034	47,653	57,244
United States	20,230	22,528	26,265
Japan	5,363	3,936	11,180
Korea	137,797	115,287	150,557
China	37,507	29,129	35,008
Others	6,439	6,775	9,069

	281,370	225,308	289,323

Major customers representing at least 10% of net sales

	Year Ended December 31
	2012		2013		2014
	US$	%	US$	%	US$	%
Samsung	98,368	35	36,037	16	30,065	10
SK Hynix	*	*	67,977	30	107,227	37

*	Less than 10%

Long-lived assets (property and equipment, net) by geographic area were as follows:

	Year Ended December 31
	2012	2013	2014
	US$	US$	US$
Taiwan	16,799	24,066	28,739
United States	58	54	142
Korea	2,226	1,773	2,477
China	4,303	4,302	4,179

	23,386	30,195	35,537